UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
Fidelity® Advisor
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2008

1.804870.104

HIM-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.7%
	Principal Amount	Value
Alabama - 0.1%
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	$ 1,000,000	$ 1,029,220
Arizona - 2.3%
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) 5.25% 9/1/23 (AMBAC Insured)	1,000,000	1,032,990
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Series A1, 5.875% 5/1/18 (d)	1,300,000	1,333,514
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) 4.375%, tender 12/1/10 (c)(d)	1,000,000	1,027,640
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,386,788
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/15 (AMBAC Insured)	1,425,000	1,534,739
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5% 7/1/13 (d)	2,000,000	2,055,020
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (FGIC Insured) (a)	1,620,000	1,248,259
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. 5% 7/1/29 (MBIA Insured)	2,000,000	2,017,340
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (e)	3,750,000	2,974,200
Salt Verde Finl. Corp. Sr. Gas Rev.:
5.25% 12/1/22	1,500,000	1,412,595
5.5% 12/1/29	1,000,000	925,010
		16,948,095
Arkansas - 0.1%
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	1,000,000	1,013,240
California - 12.0%
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	30,000	31,238
5% 11/1/24	2,400,000	2,424,600
5% 6/1/27 (AMBAC Insured)	600,000	605,460
5% 9/1/27	1,410,000	1,404,797
5% 3/1/31	1,800,000	1,764,144
5% 9/1/31	1,500,000	1,469,775
5% 12/1/31 (MBIA Insured)	845,000	827,847
5% 9/1/32	1,600,000	1,564,880
5% 8/1/33	1,300,000	1,269,177
5% 9/1/33	1,800,000	1,757,196
5% 8/1/35	2,400,000	2,334,168
5% 9/1/35	3,600,000	3,501,000
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.125% 11/1/24	$ 600,000	$ 612,792
5.25% 2/1/16	1,000,000	1,065,800
5.25% 2/1/24	1,000,000	1,028,230
5.25% 2/1/27 (MBIA Insured)	500,000	509,390
5.25% 2/1/28	1,200,000	1,219,440
5.25% 2/1/33	2,000,000	2,006,320
5.25% 12/1/33	20,000	20,028
5.25% 3/1/38	3,800,000	3,790,766
5.5% 8/1/27	2,100,000	2,193,513
5.5% 8/1/29	2,800,000	2,902,312
5.5% 8/1/30	2,000,000	2,065,160
5.5% 11/1/33	5,400,000	5,492,772
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	1,000,000	992,360
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 5%, tender 5/1/13 (c)(d)	1,000,000	961,180
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	2,000,000	1,979,340
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	1,600,000	1,657,376
5% 11/1/21	1,760,000	1,788,512
(Office of Emergency Services Proj.) Series 2007 A, 5% 3/1/22 (FGIC Insured)	1,000,000	1,007,590
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,612,685
Series 2005 H, 5% 6/1/18	1,425,000	1,473,137
Series 2005 K, 5% 11/1/17	2,300,000	2,400,556
California Statewide Communities Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	500,000	503,875
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	1,000,000	1,025,750
Clovis Pub. Fing. Auth. Wastewtr. Rev. 5% 8/1/35 (MBIA Insured)	1,300,000	1,247,935
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	700,000	625,611
5% 1/15/16 (MBIA Insured)	400,000	405,032
5.75% 1/15/40	600,000	579,690
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series A:
5% 6/1/45	$ 5,650,000	$ 4,975,673
5% 6/1/45 (FGIC Insured)	1,000,000	886,260
Series A1, 5% 6/1/33	400,000	311,568
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	4,000,000	4,006,760
Series A, 5.125% 7/1/41 (MBIA Insured)	1,300,000	1,309,165
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	800,000	805,072
Monterey County Ctfs. of Prtn. 5% 8/1/19 (AMBAC Insured)	1,000,000	1,030,660
Northern California Power Agency Rev. (Hydroelectric Number One Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,000,000	1,079,370
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	1,000,000	989,720
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	2,000,000	1,557,960
Sweetwater Union High School District Series A, 5.625% 8/1/47 (FSA Insured)	6,300,000	6,652,233
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,000,000	545,740
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	655,000	702,114
5.5% 5/15/20 (AMBAC Insured)	740,000	787,834
Series K, 5% 5/15/18 (MBIA Insured)	2,470,000	2,611,556
Washington Township Health Care District Rev. Series A, 5% 7/1/15	1,025,000	1,056,929
		90,430,048
Colorado - 2.2%
Adams & Arapahoe Counties Joint School District #28J Aurora Series A, 5.125% 12/1/21 (FSA Insured)	1,810,000	1,886,364
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (e)	4,565,000	2,308,429
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/13 (Radian Asset Assurance, Inc. Insured)	860,000	907,653
(Valley View Hosp. Proj.) 5.75% 5/15/36	2,000,000	1,893,120
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
(Volunteers of America Care Proj.) Series A:
5% 7/1/14	$ 570,000	$ 556,605
5.3% 7/1/37	300,000	242,103
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	4,600,000	4,570,606
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (e)	1,200,000	820,920
Denver City & County Arpt. Rev. Series A, 5.625% 11/15/12 (FGIC Insured) (d)	1,000,000	1,026,800
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/10	1,305,000	1,329,821
E-470 Pub. Hwy. Auth. Rev. Series B, 0% 9/1/20 (MBIA Insured)	1,500,000	781,905
		16,324,326
Connecticut - 0.4%
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (d)	3,350,000	3,142,233
District Of Columbia - 2.3%
District of Columbia Gen. Oblig. Series B:
0% 6/1/12 (MBIA Insured)	1,200,000	1,042,308
5.25% 6/1/26 (FSA Insured)	3,960,000	4,010,134
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,490,000	1,542,150
(Medlantic/Helix Proj.) Series 1998 B, 5% 8/15/17 (FSA Insured)	1,600,000	1,710,208
(Nat'l. Academy of Sciences Proj.) Series A, 5% 1/1/19 (AMBAC Insured)	2,500,000	2,548,075
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series A, 5.5% 10/1/41 (FGIC Insured)	6,400,000	6,533,312
		17,386,187
Florida - 3.3%
Brevard County School Board Ctfs. of Prtn. Series B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,010,700
Broward County School Board Ctfs. of Prtn. Series A, 5% 7/1/17 (FGIC Insured)	1,000,000	1,033,350
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	600,000	608,376
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Board of Ed. Series B, 5.5% 6/1/16 (FGIC Insured)	$ 1,000,000	$ 1,081,170
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,057,150
Halifax Hosp. Med. Ctr. Rev. Series 2006 A, 5% 6/1/38	1,000,000	859,370
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (c)	2,100,000	2,090,571
Series 2005 B, 5% 11/15/30 (MBIA Insured)	575,000	576,346
Series 2006 G:
5% 11/15/16	100,000	103,347
5.125% 11/15/18	1,000,000	1,018,490
Series B, 5% 11/15/14	1,000,000	1,045,370
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/15	1,335,000	1,377,386
5% 7/1/19	2,230,000	2,229,889
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 5%, tender 3/15/12 (AMBAC Insured) (c)	1,000,000	1,003,220
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 3A, 5% 10/1/41 (FSA Insured)	1,000,000	1,001,620
Miami-Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series B, 5% 10/1/37 (FGIC Insured)	1,000,000	938,730
Miami-Dade County School Board Ctfs. of Prtn. Series A, 5% 8/1/21 (AMBAC Insured)	2,000,000	2,012,500
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	4,221,080
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 5.75% 10/1/38	1,000,000	964,600
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (MBIA Insured)	500,000	514,080
		24,747,345
Georgia - 3.5%
Appling County Dev. Auth. Poll. Cont. Rev. Series 2007 B, 4.75%, tender 4/1/11 (MBIA Insured) (c)	2,000,000	2,013,760
Atlanta Arpt. Rev. Series F, 5.25% 1/1/13 (FSA Insured) (d)	1,000,000	1,038,940
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)	2,400,000	2,381,568
5% 11/1/43 (FSA Insured)	9,070,000	8,936,218
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	2,200,000	2,256,782
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Colquitt County Dev. Auth. Rev. Series A, 0% 12/1/21 (Escrowed to Maturity) (e)	$ 1,100,000	$ 585,497
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	2,500,000	2,271,550
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/21	3,090,000	3,239,340
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	1,215,000	646,708
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	2,500,000	1,330,675
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	2,310,000	1,229,544
		25,930,582
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/11 (FGIC Insured) (d)	1,300,000	1,417,741
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (MBIA Insured) (d)	1,250,000	1,301,600
		2,719,341
Illinois - 10.2%
Chicago Board of Ed. Series 1999 A, 0% 12/1/16 (FGIC Insured)	1,300,000	895,453
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/16 (FGIC Insured)	6,125,000	4,395,790
0% 1/1/24 (FGIC Insured)	6,110,000	2,664,632
Series 2004 A, 5% 1/1/34 (FSA Insured)	1,630,000	1,632,983
Series A:
5% 1/1/42 (AMBAC Insured)	35,000	34,220
5.25% 1/1/33 (MBIA Insured)	310,000	312,480
5.5% 1/1/38 (MBIA Insured)	255,000	259,812
Series C, 5.5% 1/1/40 (FGIC Insured)	525,000	534,975
Chicago Midway Arpt. Rev. Series B, 6% 1/1/09 (MBIA Insured) (d)	300,000	302,025
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/09 (AMBAC Insured) (d)	570,000	576,487
Series A:
5.5% 1/1/16 (AMBAC Insured) (d)	900,000	909,567
6.25% 1/1/09 (AMBAC Insured) (d)	3,325,000	3,364,036
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series B, 5% 1/1/26 (MBIA Insured) (d)	$ 1,405,000	$ 1,301,171
Chicago Park District Series A, 5.5% 1/1/19 (FGIC Insured)	155,000	161,905
Chicago Transit Auth. Cap. Grant Receipts Rev. 5% 6/1/21 (AMBAC Insured)	1,400,000	1,433,404
Cook County Gen. Oblig.:
Series B:
5% 11/15/18 (MBIA Insured)	1,000,000	1,079,230
5.25% 11/15/26 (MBIA Insured)	300,000	310,341
Series C, 5% 11/15/25 (AMBAC Insured)	1,100,000	1,116,830
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,431,515
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	290,000	302,079
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.5% 5/1/23 (FGIC Insured)	1,150,000	1,215,136
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (e)	5,900,000	2,795,951
Illinois Edl. Facilities Auth. Revs. (Northwestern Univ. Proj.) 5% 12/1/38	900,000	903,690
Illinois Fin. Auth. Rev.:
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	1,000,000	920,720
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,800,000	1,777,734
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,000,000	1,012,530
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,565,241
(Rush Univ. Med. Ctr. Proj.) Series B, 5.25% 11/1/35 (MBIA Insured)	2,000,000	1,886,620
Illinois Gen. Oblig.:
First Series:
5.5% 4/1/17 (MBIA Insured)	1,000,000	1,035,440
5.6% 4/1/21 (MBIA Insured)	1,000,000	1,031,320
5.75% 12/1/18 (MBIA Insured)	1,000,000	1,051,080
Series 2006, 5.5% 1/1/31	1,000,000	1,096,850
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30	3,000,000	3,012,420
(Decatur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	2,100,000	2,142,840
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Health Facilities Auth. Rev.: - continued
(Delnor Hosp. Proj.) Series D, 5.25% 5/15/32 (FSA Insured)	$ 2,000,000	$ 1,962,540
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,017,320
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (e)	1,500,000	1,658,520
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5% 2/1/35 (FGIC Insured)	1,000,000	934,640
Illinois Sales Tax Rev. First Series, 6% 6/15/20	600,000	628,098
Joliet School District #86 Gen. Oblig. Cap. Appreciation 0% 11/1/19 (FSA Insured)	2,000,000	1,182,620
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/17 (AMBAC Insured)	1,000,000	655,640
6.5% 1/1/20 (AMBAC Insured)	1,100,000	1,310,826
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	1,805,000	962,318
Lake County Forest Preservation District Series 2007 A, 2.235% 12/15/13 (c)	955,000	917,745
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,795,000	1,903,831
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	3,300,000	3,503,643
Series A:
0% 6/15/16 (FGIC Insured)	2,375,000	1,689,433
0% 6/15/19 (MBIA Insured)	3,710,000	2,228,115
0% 6/15/22 (MBIA Insured)	1,100,000	550,275
0% 12/15/24 (MBIA Insured)	3,090,000	1,342,636
Ogle, Lee & DeKalb Counties Township High School District #212 6% 12/1/16 (MBIA Insured)	60,000	65,192
Quincy Hosp. Rev. 5% 11/15/18	1,000,000	1,008,790
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (FGIC Insured)	2,000,000	1,987,500
Univ. of Illinois Univ. Revs. (Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/15 (MBIA Insured)	3,700,000	2,800,345
Series 1999 A, 0% 4/1/20 (MBIA Insured)	1,600,000	901,824
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Will County Cmnty. Unit School District #201 0% 11/1/23 (FGIC Insured)	$ 1,000,000	$ 407,410
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000,000	759,450
		76,845,218
Indiana - 2.1%
Franklin Township Independent School Bldg. Corp., Marion County 5.25% 7/15/16 (MBIA Insured)	1,790,000	1,928,958
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	3,700,000	4,231,246
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Proj.) Series B, 5% 2/15/11	1,500,000	1,540,065
Indiana Health Facility Fing. Auth. Rev. (Sisters of Saint Francis Health Svc. Proj.) 5.5% 11/1/31 (Pre-Refunded to 11/1/11 @ 101) (e)	1,500,000	1,645,065
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	678,220
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (d)	1,000,000	994,460
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	850,299
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.) 5.95% 12/1/29 (d)	2,000,000	1,922,820
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	1,000,000	1,033,880
Wayne Township Marion County School Bldg. Corp. 5.5% 7/15/27 (MBIA Insured)	700,000	733,173
		15,558,186
Iowa - 0.8%
Coralville Urban Renewal Rev. Series C:
5% 6/1/13	985,000	1,023,376
5.125% 6/1/39	500,000	459,490
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (e)	4,000,000	4,238,640
		5,721,506
Kansas - 1.5%
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	351,482
Municipal Bonds - continued
	Principal Amount	Value
Kansas - continued
Kansas Dev. Fin. Auth. Health Facilities Rev.: - continued
(Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/16	$ 955,000	$ 997,154
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	1,500,000	1,560,480
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5% 12/1/13 (MBIA Insured)	2,390,000	2,416,625
5% 12/1/14 (MBIA Insured)	500,000	505,525
5.25% 12/1/09 (MBIA Insured)	1,420,000	1,436,089
5.25% 12/1/11 (MBIA Insured)	1,750,000	1,769,828
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	1,024,640
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	1,000,000	1,000,140
		11,061,963
Kentucky - 0.4%
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) 6.125% 2/1/37	1,000,000	1,008,930
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (FGIC Insured)	2,170,000	2,166,615
		3,175,545
Louisiana - 1.0%
Louisiana Military Dept. Custody Receipts 5% 8/1/14	1,730,000	1,834,544
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.):
5.375% 6/1/32 (FGIC Insured)	1,600,000	1,588,192
5.5% 6/1/41 (FGIC Insured)	1,000,000	1,001,990
New Orleans Aviation Board Rev. Series 2007 A, 5.25% 1/1/19 (FSA Insured) (d)	1,570,000	1,589,688
New Orleans Gen. Oblig.:
0% 9/1/15 (AMBAC Insured)	700,000	514,899
5.25% 12/1/23 (MBIA Insured)	1,000,000	997,840
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	420,000	379,453
		7,906,606
Municipal Bonds - continued
	Principal Amount	Value
Maine - 0.3%
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30 (FSA Insured)	$ 1,000,000	$ 1,033,760
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,200,000	1,228,224
		2,261,984
Maryland - 1.2%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (e)	1,665,000	1,789,942
5.75% 7/1/13 (Escrowed to Maturity) (e)	1,015,000	1,091,166
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5.25% 7/1/21	1,000,000	1,020,860
(Upper Chesapeake Hosp. Proj.) Series C:
5.5% 1/1/18 (f)	1,000,000	1,022,790
6% 1/1/38 (f)	2,800,000	2,801,792
(Washington County Health Sys. Proj.) 6% 1/1/43	1,000,000	979,980
		8,706,530
Massachusetts - 3.5%
Massachusetts Gen. Oblig.:
Series A, 2.495% 5/1/37 (c)	1,000,000	740,120
Series C:
5% 8/1/37 (AMBAC Insured)	4,800,000	4,851,936
5.25% 8/1/24 (FSA Insured)	2,200,000	2,327,534
Massachusetts Health & Edl. Facilities Auth. Rev. (New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	245,000	245,368
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/10	4,500,000	4,257,045
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
5% 8/15/23 (FSA Insured)	5,000,000	5,176,550
5% 8/15/30 (FSA Insured)	4,500,000	4,561,110
5% 8/15/37 (AMBAC Insured)	2,200,000	2,201,540
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Sr. Series A, 5% 1/1/37 (MBIA Insured)	2,000,000	1,940,840
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	10,000	10,111
		26,312,154
Municipal Bonds - continued
	Principal Amount	Value
Michigan - 2.6%
Allegan Pub. School District 5% 5/1/18 (MBIA Insured)	$ 1,515,000	$ 1,614,702
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured)	1,100,000	1,171,742
Series B, 5% 7/1/36 (FGIC Insured)	2,800,000	2,635,500
Detroit Wtr. Supply Sys. Rev.:
Series A, 5% 7/1/34 (MBIA Insured)	1,700,000	1,619,318
Series B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,800,000	1,863,846
Ferris State Univ. Rev. 5% 10/1/19 (MBIA Insured)	1,440,000	1,484,496
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Proj.) Series A, 5.5%, tender 1/15/15 (c)	1,000,000	1,061,690
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	1,100,000	1,155,539
Michigan Hosp. Fin. Auth. Rev. (McLaren Health Care Corp. Proj.):
Series A, 5% 6/1/19	2,000,000	1,983,380
5.75% 5/15/38 (f)	1,000,000	976,300
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series A, 6% 6/1/34	1,000,000	861,220
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) 6.25% 1/1/09	2,310,000	2,347,769
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,043,480
		19,818,982
Minnesota - 1.5%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2007 A, 5% 1/1/22 (AMBAC Insured)	1,000,000	1,015,730
Series A:
5% 1/1/11 (d)	1,500,000	1,532,985
5% 1/1/14 (d)	1,000,000	1,019,870
Rochester Hsg. & Hlthcar Rev. (Madonna Towers Proj.) Series A, 5.875% 11/1/28	1,100,000	1,011,505
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	2,000,000	2,081,940
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Services Proj.) Series 2008 C, 5.5% 7/1/17 (f)	1,000,000	1,042,830
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	965,680
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	$ 1,400,000	$ 1,300,264
Series 2003 11, 5.25% 12/1/18	1,000,000	1,063,270
		11,034,074
Missouri - 0.7%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,010,000	1,049,239
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Proj.) Series 2008 C4, 3.5%, tender 11/15/09 (c)	3,000,000	3,020,820
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.125% 9/1/14	850,000	840,157
		4,910,216
Montana - 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (c)	1,500,000	1,514,940
Montana Board of Regents Higher Ed. Rev. (Montana State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	1,000,000	1,003,670
		2,518,610
Nebraska - 1.0%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) 2.297% 12/1/17 (c)	1,100,000	898,711
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.) 6% 8/15/24 (f)	1,300,000	1,340,092
Douglas County Hosp. Auth. #3 Health Facilities Rev. (Nebraska Methodist Health Sys. Proj.) Series 2008, 5.75% 11/1/48	2,000,000	1,903,860
Omaha Pub. Pwr. District Elec. Rev. Series A:
5% 2/1/34	1,100,000	1,105,753
5% 2/1/46	2,000,000	1,989,920
		7,238,336
Nevada - 0.4%
Clark County Arpt. Rev. Series 2003 C, 5.375% 7/1/22 (AMBAC Insured) (d)	1,000,000	953,450
Municipal Bonds - continued
	Principal Amount	Value
Nevada - continued
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B:
5.25% 6/1/16 (MBIA Insured)	$ 1,000,000	$ 1,058,880
5.25% 6/1/17 (MBIA Insured)	1,000,000	1,053,160
		3,065,490
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(d)	1,000,000	1,008,520
New Jersey - 1.2%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	700,000	785,477
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2005 O:
5.25% 3/1/21 (MBIA Insured)	1,000,000	1,050,350
5.25% 3/1/23	2,000,000	2,075,240
5.25% 3/1/25	1,500,000	1,551,270
5.25% 3/1/26	915,000	945,232
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	900,000	921,744
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	426,216
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	1,000,000	1,047,440
		8,802,969
New Mexico - 0.3%
Albuquerque Arpt. Rev.:
6.75% 7/1/09 (AMBAC Insured) (d)	450,000	467,294
6.75% 7/1/11 (AMBAC Insured) (d)	1,805,000	1,935,700
		2,402,994
New York - 10.4%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	1,500,000	1,658,535
5.75% 5/1/21 (FSA Insured)	1,200,000	1,289,856
Series 2004:
5.75% 5/1/17 (FSA Insured)	1,600,000	1,765,488
5.75% 5/1/25 (FSA Insured)	600,000	653,646
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	$ 3,100,000	$ 2,957,617
5% 2/15/47 (FGIC Insured)	1,200,000	1,144,884
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,400,000	1,391,600
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (e)	1,000,000	1,052,060
New York City Gen. Oblig.:
Series 2003 J, 5.5% 6/1/19	880,000	942,498
Series 2005 G, 5% 8/1/15	1,000,000	1,078,140
Series 2008 D1, 5.125% 12/1/22	2,000,000	2,092,640
Series A, 5.25% 11/1/14 (MBIA Insured)	600,000	637,404
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (d)	600,000	603,882
New York City Indl. Dev. Agcy. Rev. (Yankee Stadium Proj.) 5% 3/1/31 (FGIC Insured)	1,000,000	977,470
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/09 (d)	1,000,000	1,009,700
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	500,000	507,395
Series 2003 E, 5% 6/15/34	1,600,000	1,608,816
Series 2005 D:
5% 6/15/37	400,000	402,284
5% 6/15/38	1,300,000	1,307,423
5% 6/15/39	500,000	502,565
Series A, 5.125% 6/15/34 (MBIA Insured)	2,000,000	2,029,580
New York City Transitional Fin. Auth. Rev.:
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,010,510
Series A, 6% 11/1/28 (b)	2,000,000	2,170,880
Series B:
5% 8/1/32	1,300,000	1,310,257
5.25% 2/1/29 (b)	2,000,000	2,102,220
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	1,000,000	1,012,470
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/13	1,500,000	1,610,955
Series C, 7.5% 7/1/10	190,000	201,565
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
(New York Univ. Hosp. Ctr. Proj.):
Series 2007 A, 5% 7/1/14	$ 1,000,000	$ 1,014,760
Series 2007 B, 5.25% 7/1/24	300,000	291,480
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	1,000,000	1,094,360
New York Metropolitan Trans. Auth. Rev. Series 2008 A, 5.25% 11/15/36	3,700,000	3,737,592
New York Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,560,135
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27 (FSA Insured)	1,600,000	1,675,312
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	1,500,000	1,587,855
Syracuse Indl. Dev. Auth. Pilot Rev. (Carousel Ctr. Co. Proj.) 5% 1/1/36 (XL Cap. Assurance, Inc. Insured) (d)	2,700,000	2,339,793
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	1,075,000	1,144,166
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,025,580
5.25% 6/1/22 (AMBAC Insured)	950,000	971,831
5.5% 6/1/14	1,720,000	1,747,692
5.5% 6/1/16	4,700,000	4,844,149
5.5% 6/1/17	4,000,000	4,148,640
Series C1:
5.5% 6/1/14	400,000	406,572
5.5% 6/1/15	1,700,000	1,756,389
5.5% 6/1/16	1,000,000	1,040,950
5.5% 6/1/17	1,600,000	1,659,456
5.5% 6/1/18	2,800,000	2,932,160
5.5% 6/1/19	1,600,000	1,682,720
5.5% 6/1/21	5,000,000	5,216,450
5.5% 6/1/22	1,500,000	1,560,975
		78,471,357
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (d)	500,000	505,395
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (d)	1,400,000	1,511,958
		2,017,353
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - 1.5%
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.) Series G, 5% 6/1/33	$ 1,000,000	$ 1,002,480
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (AMBAC Insured)	1,195,000	1,285,975
Nash Health Care Sys. Health Care Facilities Rev. 5% 11/1/30 (FSA Insured)	1,200,000	1,170,036
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	355,000	357,698
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	1,620,000	1,683,050
Series D, 6.7% 1/1/19	1,115,000	1,157,069
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18	1,000,000	1,046,330
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) 5% 10/1/20	1,000,000	1,025,790
North Carolina Med. Care Commission Retirement Facilities Rev. (Southminster Proj.) 5.75% 10/1/37	1,000,000	948,580
Union County Ctfs. of Prtn. 5% 6/1/18 (AMBAC Insured)	1,305,000	1,380,155
		11,057,163
North Dakota - 0.2%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,190,846
Ohio - 0.9%
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	2,000,000	1,663,960
5.875% 6/1/47	1,300,000	1,048,658
6.5% 6/1/47	2,200,000	1,945,064
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 5.75% 8/15/38	1,000,000	928,760
Ohio Gen. Oblig. (Higher Ed. Cap. Facilities Proj.) Series B, 5% 2/1/22	600,000	619,452
Plain Local School District 6% 12/1/25 (FGIC Insured)	410,000	436,839
		6,642,733
Oklahoma - 1.4%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.25% 10/1/29 (FGIC Insured)	1,000,000	1,008,230
5.5% 10/1/21 (FGIC Insured)	1,695,000	1,780,682
Municipal Bonds - continued
	Principal Amount	Value
Oklahoma - continued
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.25% 8/15/29	$ 1,600,000	$ 1,585,904
5.5% 8/15/22	2,865,000	2,972,266
Oklahoma Industries Auth. Rev. (Health Sys. Oblig. Group Proj.) Series A, 6% 8/15/19 (Pre-Refunded to 8/15/09 @ 101) (e)	1,740,000	1,832,638
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,545,375
		10,725,095
Oregon - 0.4%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series A, 5.375% 5/1/15 (AMBAC Insured)	1,715,000	1,815,173
Yamhill County School District #029J Newberg 5.5% 6/15/19 (FGIC Insured)	1,000,000	1,105,950
		2,921,123
Pennsylvania - 3.0%
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	850,000	894,506
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	1,250,000	1,347,650
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,040,180
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,650,873
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	3,500,000	3,693,620
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	700,000	841,372
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	480,068
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,111,639
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (d)	2,000,000	1,963,720
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (c)(d)	500,000	499,540
Pennsylvania Higher Edl. Facilities Auth. Rev. (Lafayette College Proj.) 6% 5/1/30	2,565,000	2,674,320
Pennsylvania Tpk. Commission Tpk. Rev. Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	1,500,000	1,522,440
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	$ 500,000	$ 526,915
(1998 Gen. Ordinance Proj.) Fifth Series A1, 5% 9/1/33 (FSA Insured)	600,000	598,278
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	200,000	203,180
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (FGIC Insured)	5,000,000	2,469,100
		22,517,401
Puerto Rico - 1.1%
Puerto Rico Govt. Dev. Bank:
Series B:
5% 12/1/10	1,000,000	1,029,750
5% 12/1/12	2,500,000	2,566,225
Series C, 5.25% 1/1/15 (d)	1,000,000	994,580
Puerto Rico Pub. Bldg. Auth. Rev.:
Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (c)	600,000	605,430
5.75%, tender 7/1/17 (c)	1,100,000	1,122,979
Series N, 5.5% 7/1/22	1,100,000	1,119,305
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	2,400,000	326,424
0% 8/1/54 (AMBAC Insured)	6,700,000	455,935
		8,220,628
Rhode Island - 0.7%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	1,000,000	1,066,570
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (d)	4,000,000	4,414,240
		5,480,810
South Carolina - 1.2%
Greenville County School District Installment Purp. Rev. 5% 12/1/12	3,750,000	4,014,038
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,049,320
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,065,659
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - continued
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) 5% 4/1/16	$ 1,000,000	$ 988,050
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (e)	1,000,000	1,132,400
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,000,000	1,038,100
		9,287,567
Tennessee - 0.7%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/13	1,000,000	954,570
5% 12/15/15	1,500,000	1,392,540
5% 12/15/16	1,500,000	1,374,990
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/16	1,805,000	1,815,144
		5,537,244
Texas - 13.3%
Abilene Independent School District 5% 2/15/19	1,090,000	1,144,402
Aldine Independent School District (School Bldg. Proj.) 5.25% 2/15/32	2,000,000	2,053,900
Aledo Independent School District (School Bldg. Proj.) Series A, 5.125% 2/15/33	1,000,000	1,008,530
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) 5.5% 8/1/20 (f)	1,000,000	1,070,220
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B, 5.75% 1/1/34	1,000,000	883,610
Austin Util. Sys. Rev. 0% 11/15/12 (AMBAC Insured)	1,300,000	1,112,709
Bastrop Independent School District 5.25% 2/15/42	5,000,000	5,085,850
Boerne Independent School District 5.25% 2/1/35	1,500,000	1,523,940
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,000,000	1,086,140
Corsicana Independent School District 5.125% 2/15/28	1,015,000	1,034,427
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	1,400,000	1,029,924
5% 2/15/20 (f)	1,000,000	1,053,170
Dallas Area Rapid Transit Sales Tax Rev. 5.25% 12/1/38	2,000,000	2,047,900
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2007, 5% 11/1/19 (XL Cap. Assurance, Inc. Insured) (d)	2,500,000	2,377,025
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev.: - continued
Series A:
5% 11/1/15 (XL Cap. Assurance, Inc. Insured) (d)	$ 1,400,000	$ 1,400,056
5.25% 11/1/12 (MBIA Insured) (d)	1,000,000	1,025,480
Denton Independent School District 5% 8/15/33	1,600,000	1,601,712
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (FSA Insured)	1,280,000	1,326,669
Garland Independent School District 5.5% 2/15/19	2,500,000	2,573,725
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (MBIA Insured)	1,000,000	1,041,230
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/17 (MBIA Insured)	2,500,000	1,654,475
(Road Proj.) Series 2008 B, 5.25% 8/15/47 (f)	3,900,000	3,861,546
Series 2002, 0% 8/15/24 (MBIA Insured)	1,000,000	437,830
Hays Consolidated Independent School District Series A, 5.125% 8/15/30	1,000,000	1,014,410
Houston Arpt. Sys. Rev. Series A, 5.625% 7/1/19 (FSA Insured) (d)	1,000,000	1,020,810
Houston Independent School District 0% 8/15/13	1,300,000	1,085,435
Houston Util. Sys. Rev. Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (c)	2,100,000	2,184,273
Humble Independent School District:
Series 2000, 0% 2/15/17	1,000,000	697,460
Series 2005 B, 5.25% 2/15/20 (FGIC Insured)	1,800,000	1,896,408
Hurst Euless Bedford Independent School District 0% 8/15/11	1,000,000	908,080
Kermit Independent School District 5.25% 2/15/32	700,000	716,408
Lamar Consolidated Independent School District 5% 2/15/20	1,000,000	1,053,170
Lampasas Independent School District (School Bldg. Proj.) 5.25% 2/15/32	1,000,000	1,021,170
Lewisville Independent School District 0% 8/15/19	2,340,000	1,417,104
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	1,100,000	1,119,745
Lower Colorado River Auth. Rev. 5.75% 5/15/37	1,000,000	1,032,140
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series C:
5% 5/15/33 (AMBAC Insured)	700,000	696,990
5.25% 5/15/19 (AMBAC Insured)	1,000,000	1,053,370
Magnolia Independent School District 5% 8/15/22	1,000,000	1,034,500
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Mansfield Independent School District:
5.375% 2/15/26	$ 145,000	$ 148,415
5.5% 2/15/17	25,000	26,904
Montgomery County Muni. Util. District #46 5% 3/1/21 (FSA Insured)	1,040,000	1,055,746
New Caney Independent School District 5.25% 2/15/37	1,000,000	1,020,150
North Central Texas Health Facilities Dev. Corp. Rev. (Children's Med. Ctr. of Dallas Proj.) 5.5% 8/15/16 (AMBAC Insured)	1,230,000	1,331,389
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28 (AMBAC Insured)	1,000,000	1,002,300
North Texas Tollway Auth. Rev.:
Series A, 6% 1/1/24	2,000,000	2,098,000
Series E3, 5.75%, tender 1/1/16 (c)	1,000,000	1,049,040
Northside Independent School District 5.5% 2/15/15	940,000	995,375
Northwest Texas Independent School District 5.5% 8/15/21	170,000	179,240
Prosper Independent School District:
5.125% 8/15/30	400,000	405,764
5.375% 8/15/37	2,000,000	2,080,440
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (c)(d)	4,645,000	4,260,951
San Antonio Arpt. Sys. Rev.:
5% 7/1/16 (FSA Insured) (d)	1,635,000	1,657,301
5.25% 7/1/18 (FSA Insured) (d)	2,505,000	2,542,249
San Marcos Consolidated Independent School District 5% 8/1/20	1,525,000	1,584,917
Spring Branch Independent School District 5.375% 2/1/18	345,000	360,039
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,700,000	4,228,590
0% 9/1/11 (Escrowed to Maturity) (e)	50,000	45,409
0% 9/1/15 (MBIA Insured)	1,100,000	811,932
0% 9/1/16 (MBIA Insured)	1,800,000	1,255,806
Texas Pub. Fin. Auth. Bldg. Rev. (Texas Technical College Proj.) 6.25% 8/1/09 (MBIA Insured)	440,000	447,990
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	4,100,000	4,148,544
5.75% 8/15/38 (AMBAC Insured)	3,775,000	3,881,229
Texas Wtr. Dev. Board Rev. Series A, 5.5% 7/15/21	1,000,000	1,017,460
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (e)	1,000,000	1,108,590
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Waller Independent School District:
5.5% 2/15/28	$ 1,670,000	$ 1,774,275
5.5% 2/15/37	2,100,000	2,199,855
White Settlement Independent School District 5.75% 8/15/34	1,440,000	1,539,504
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35,000	36,765
		99,680,112
Utah - 0.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6.5% 7/1/09 (AMBAC Insured)	365,000	380,064
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,100,000	1,132,362
		1,512,426
Vermont - 0.7%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	400,000	417,912
6.125% 12/1/27 (AMBAC Insured)	1,000,000	1,012,900
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	2,600,000	2,691,572
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	988,150
		5,110,534
Washington - 7.2%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/17 (MBIA Insured)	1,000,000	661,470
Grant County Pub. Util. District #2 (Priest Rapids Hydro-Elec. Proj.) Second Series B, 5.375% 1/1/16 (MBIA Insured) (d)	1,715,000	1,766,399
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (FGIC Insured) (d)	1,950,000	1,911,332
Kent Spl. Events Ctr. Pub. Facilities District Rev. 5.25% 12/1/32 (FSA Insured)	2,000,000	2,058,640
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (MBIA Insured)	1,000,000	1,009,190
(Swr. Proj.) Series 2005, 5% 1/1/26 (FGIC Insured)	1,000,000	1,016,380
5% 1/1/35 (FGIC Insured)	2,000,000	2,006,420
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
King County Swr. Rev.:
Series 2002 B, 5.125% 1/1/33 (FSA Insured)	$ 2,800,000	$ 2,829,904
5.75% 1/1/43 (f)	2,500,000	2,637,275
Port of Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (d)	3,000,000	3,033,720
Spokane County School District #81 5.25% 12/1/18 (FSA Insured)	1,000,000	1,059,220
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,028,060
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/24 (MBIA Insured)	1,000,000	1,068,750
Washington Gen. Oblig.:
Series 2001 C:
5.25% 1/1/16	1,000,000	1,038,830
5.25% 1/1/26 (FSA Insured)	1,000,000	1,024,670
Series B, 5% 7/1/28 (FSA Insured)	1,095,000	1,112,192
Series E, 5% 1/1/29 (MBIA Insured)	1,000,000	1,007,580
Series R 97A, 0% 7/1/19 (MBIA Insured)	1,200,000	720,720
Series S5, 0% 1/1/18 (FGIC Insured)	1,000,000	651,370
Washington Health Care Facilities Auth. Rev.:
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	2,000,000	2,002,920
(MultiCare Health Sys. Proj.) Series 2007 B, 5.5% 8/15/38 (FSA Insured)	3,000,000	3,088,500
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,000,000	3,189,630
Series 2006 D, 5.25% 10/1/33 (FSA Insured)	1,000,000	1,002,520
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	16,000,000	17,263,823
		54,193,015
Wisconsin - 0.8%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27	735,000	718,433
6.375% 6/1/32	400,000	386,392
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC Insured)	335,000	356,936
Menasha Joint School District:
5.5% 3/1/17 (FSA Insured)	65,000	69,916
5.5% 3/1/17 (Pre-Refunded to 3/1/12 @ 100) (e)	1,095,000	1,173,993
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	1,000,000	906,760
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Marshfield Clinic Proj.):
Series B, 6% 2/15/25	$ 1,500,000	$ 1,512,270
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A, 5.5% 8/15/16	1,000,000	1,005,640
		6,130,340
TOTAL MUNICIPAL BONDS - 99.7% (Cost $757,200,138)		748,712,747
NET OTHER ASSETS - 0.3%	2,135,246
NET ASSETS - 100%	$ 750,847,993
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 43,606
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	36.7%
Health Care	15.4%
Transportation	10.0%
Electric Utilities	9.4%
Water & Sewer	9.5%
Special Tax	7.5%
Others* (individually less than 5%)	11.5%
100.0%
*Includes net other assets
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $756,872,067. Net unrealized depreciation aggregated $8,155,820, of which $9,613,548 related to appreciated investment securities and $17,769,368 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2008
By:	/s/Jeffrey Christian
Jeffrey Christian
Chief Financial Officer

Date:	September 29, 2008